Employee Benefits (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2015 CLP ($)
Employee benefit disclosures
Short-term personnel benefits		$ 37,868		$ 41,728	$ 34,307
Vacation accrual		25,539		25,159	25,480
Employee defined benefit plan		8,851		7,676
Other Benefits		11,087		12,065
Total		83,345	$ 140,760	86,628
Staff Severance Indemnities Plan
Employee benefit disclosures
Employee defined benefit plan		8,851		$ 7,676	$ 10,728
Current service cost	$ (86)	59
Interest cost on benefit obligation	343	369
Actuarial gains and losses	(164)	(169)
Net benefit expense	$ 93	$ 259
Discount rate		4.29%	4.53%	4.53%
Annual salary increase		4.56%	4.14%	4.14%
Payment probability		99.99%	99.99%	99.99%